THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.2%
Airbus ADR	335,000	$14,455,250
RTX	48,000	6,189,600
		20,644,850
AIRLINES — 2.4%
Delta Air Lines	145,000	9,754,150

BANKS — 8.6%
JPMorgan Chase	50,000	13,365,000
PNC Financial Services Group	52,000	10,449,400
US Bancorp	220,000	10,511,600
		34,326,000
BEVERAGES — 4.6%
Constellation Brands, Cl A	45,000	8,136,000
Diageo ADR	85,000	10,197,450
		18,333,450
BROADLINE RETAIL — 3.1%
Amazon.com *	52,000	12,359,360

CAPITAL MARKETS — 5.5%
CME Group, Cl A	56,000	13,245,120
Goldman Sachs Group	13,500	8,645,400
		21,890,520
CHEMICALS — 4.5%
Corteva	122,000	7,962,940
PPG Industries	88,000	10,153,440
		18,116,380
CONSUMER FINANCE — 1.7%
American Express	21,000	6,666,450

CONSUMER STAPLES DISTRIBUTION & RETAIL — 3.0%
Sysco	165,000	12,031,800

ELECTRIC UTILITIES — 2.1%
American Electric Power	86,000	8,458,960

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.6%
TE Connectivity	72,000	10,653,840

FINANCIAL SERVICES — 2.2%
Mastercard, Cl A	16,000	8,886,880

GROUND TRANSPORTATION — 6.6%
Uber Technologies *	203,000	13,570,550
Union Pacific	52,000	12,885,080
		26,455,630
HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	136,000	12,351,520

HEALTH CARE PROVIDERS & SERVICES — 9.1%
Centene *	158,000	10,116,740
Elevance Health	32,000	12,662,400
Labcorp Holdings	55,000	13,739,000
		36,518,140
HOTELS, RESTAURANTS & LEISURE — 2.0%
Airbnb, Cl A *	60,000	7,870,200

INSURANCE — 2.8%
Chubb	42,000	11,418,960

INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Cl A	66,000	13,465,320

MEDIA — 2.6%
Comcast, Cl A	314,000	10,569,240

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
MULTI-UTILITIES — 2.7%
Sempra	130,000	$10,780,900

OIL, GAS & CONSUMABLE FUELS — 5.4%
Cenovus Energy	650,000	9,405,500
Chevron	82,000	12,233,580
		21,639,080
PERSONAL CARE PRODUCTS — 2.4%
Estee Lauder, Cl A	113,000	9,427,590

PHARMACEUTICALS — 5.5%
Bristol-Myers Squibb	215,000	12,674,250
Johnson & Johnson	62,000	9,433,300
		22,107,550
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Applied Materials	26,000	4,689,100
Texas Instruments	63,000	11,630,430
		16,319,530
SPECIALTY RETAIL — 2.3%
TJX	72,000	8,984,880

TOTAL COMMON STOCK
(Cost $293,708,689)		390,031,180
SHORT-TERM INVESTMENT — 2.0%

First American Treasury Obligation Fund 4.306% (A)
(Cost $8,125,954)	8,125,954	8,125,954
TOTAL INVESTMENTS— 99.5%
(Cost $301,834,643)		$398,157,134

Percentages are based on Net Assets of $399,998,937.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2025.

ADR — American Depository Receipt
Cl — Class

CMB-QH-007-3500

THE ADVISORS’ INNER CIRCLE FUND	Cambiar SMID Fund
January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.5%
Expeditors International of Washington	23,360	$2,653,229

AUTO COMPONENTS — 2.0%
Gentex	83,300	2,159,136

BANKS — 3.4%
BOK Financial	33,040	3,648,277

BIOTECHNOLOGY — 2.6%
Incyte *	36,890	2,735,762

BUILDING PRODUCTS — 3.0%
Masco	40,330	3,197,362

CAPITAL MARKETS — 2.8%
Cboe Global Markets	14,545	2,971,980

CONSTRUCTION & ENGINEERING — 2.5%
WillScot Holdings *	70,735	2,621,439

CONTAINERS & PACKAGING — 3.0%
Packaging Corp of America	15,205	3,233,495

ELECTRIC UTILITIES — 3.1%
Pinnacle West Capital	38,890	3,381,874

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.9%
IPG Photonics *	28,120	2,062,039
Littelfuse	11,900	2,836,484
Vishay Intertechnology	140,830	2,384,252
		7,282,775
FINANCIAL SERVICES — 5.5%
Euronet Worldwide *	29,085	2,864,873
WEX *	16,160	2,971,662
		5,836,535
FOOD PRODUCT — 2.1%
Lamb Weston Holdings	36,980	2,216,581

GAS UTILITIES — 3.1%
Atmos Energy	23,140	3,297,682

GROUND TRANSPORTATION — 2.9%
JB Hunt Transport Services	17,880	3,061,414

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Dentsply Sirona	95,285	1,882,832

HEALTH CARE PROVIDERS & SERVICES — 5.9%
Molina Healthcare *	9,280	2,880,605
Quest Diagnostics	21,150	3,449,565
		6,330,170
HOTELS, RESTAURANTS & LEISURE — 2.9%
Sportradar Group, Cl A *	148,670	3,119,097

INDUSTRIAL REITS — 4.2%
Americold Realty Trust	117,785	2,573,602
Innovative Industrial Properties, Cl A	25,795	1,848,986
		4,422,588
INSURANCE — 9.3%
American Financial Group	22,810	3,114,933
Fidelity National Financial	59,500	3,461,115
Reinsurance Group of America, Cl A	14,545	3,314,224
		9,890,272

THE ADVISORS’ INNER CIRCLE FUND	Cambiar SMID Fund
January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
IT SERVICES — 5.6%
Amdocs	29,755	$2,624,094
EPAM Systems *	13,115	3,330,685
		5,954,779
LIFE SCIENCES TOOLS & SERVICES — 4.5%
Charles River Laboratories International *	11,430	1,883,207
Waters *	7,140	2,966,527
		4,849,734
MACHINERY — 4.8%
Lincoln Electric Holdings	13,735	2,730,243
Toro	28,750	2,394,013
		5,124,256
OIL, GAS & CONSUMABLE FUELS — 5.1%
HF Sinclair	65,345	2,357,648
Magnolia Oil & Gas, Cl A	129,170	3,061,329
		5,418,977
PROFESSIONAL SERVICES — 1.9%
Maximus	27,100	2,040,359

RETAIL REITS — 2.5%
NNN REIT	68,810	2,710,426

SOFTWARE — 2.8%
Dolby Laboratories, Cl A	36,025	3,016,373

WATER UTILITIES — 2.6%
Essential Utilities	77,500	2,749,700

TOTAL COMMON STOCK
(Cost $89,114,545)		105,807,104
SHORT-TERM INVESTMENT — 0.6%

First American Treasury Obligation Fund 4.754% (A)
(Cost $613,576)	613,576	613,576
TOTAL INVESTMENTS— 99.9%
(Cost $89,728,121)		$106,420,680

Percentages are based on Net Assets of $106,488,437.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2025.

Cl — Class
REIT — Real Estate Investment Trust

CMB-QH-011-2800

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
AIR FREIGHT & LOGISTICS — 2.3%
Hub Group, Cl A	44,965	$2,005,889

BANKS — 11.2%
Prosperity Bancshares	29,545	2,363,600
Texas Capital Bancshares *	33,950	2,680,352
United Bankshares	57,165	2,200,853
United Community Banks	74,875	2,483,604
		9,728,409
BIOTECHNOLOGY — 3.2%
Exelixis *	82,580	2,737,527

CHEMICALS — 1.9%
Cabot	19,270	1,666,277

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Healthcare Services Group *	131,215	1,455,174

DIVERSIFIED CONSUMER SERVICES — 3.7%
Frontdoor *	53,220	3,186,814

ELECTRIC UTILITIES — 5.2%
IDACORP	22,020	2,420,879
TXNM Energy, Inc.	43,580	2,107,093
		4,527,972
ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.6%
Advanced Energy Industries	19,470	2,240,607

HEALTH CARE EQUIPMENT & SERVICES — 4.0%
Globus Medical, Cl A *	37,620	3,488,126

HEALTH CARE PROVIDERS & SERVICES — 9.3%
Addus HomeCare *	14,680	1,837,349
AMN Healthcare Services *	26,610	732,307
HealthEquity *	21,960	2,424,823
Innovage Holding *	262,425	997,215
US Physical Therapy	23,395	2,075,371
		8,067,065
HEALTH CARE TECHNOLOGY — 2.9%
HealthStream	77,075	2,516,499

HOTELS, RESTAURANTS & LEISURE — 6.5%
Monarch Casino & Resort	32,120	2,741,121
Sportradar Group, Cl A *	137,220	2,878,875
		5,619,996
INDUSTRIAL REITS — 1.6%
Innovative Industrial Properties, Cl A	19,730	1,414,247

INSURANCE — 11.5%
Axis Capital Holdings	33,950	3,090,129
First American Financial	36,885	2,331,870
Reinsurance Group of America, Cl A	10,740	2,447,216
RenaissanceRe Holdings	8,995	2,092,057
		9,961,272
IT SERVICES — 2.1%
ASGN *	20,185	1,780,519

LEISURE PRODUCTS — 1.4%
Johnson Outdoors, Cl A	36,705	1,189,242

MACHINERY — 4.9%
Alamo Group	9,915	1,839,828
Atmus Filtration Technologies	57,810	2,417,614
		4,257,442

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.6%
Magnolia Oil & Gas, Cl A	93,595	$2,218,201

PROFESSIONAL SERVICES — 7.1%
Forrester Research *	65,150	993,537
Insperity	18,080	1,356,181
NV5 Global *	104,000	1,959,360
WNS Holdings *	29,435	1,802,894
		6,111,972
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Marcus & Millichap	47,715	1,820,804

RETAIL REITS — 2.0%
NETSTREIT	117,450	1,700,676

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.4%
Diodes *	26,425	1,558,546
Rambus *	33,040	2,035,925
Tower Semiconductor *	40,000	1,955,600
Universal Display	11,655	1,747,318
		7,297,389
TOTAL COMMON STOCK
(Cost $67,662,066)		84,992,119
SHORT-TERM INVESTMENT — 1.9%

First American Treasury Obligation Fund 4.754% (A)
(Cost $1,610,609)	1,610,609	1,610,609
TOTAL INVESTMENTS— 100.1%
(Cost $69,272,675)		$86,602,728

Percentages are based on Net Assets of $86,554,231.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2025.

Cl — Class
REIT — Real Estate Investment Trust

CMB-QH-009-3500

THE ADVISORS’ INNER CIRCLE FUND	Cambiar International Equity Fund
January 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.8%
	Shares	Value
AUSTRALIA — 1.4%
Santos	424,000	$1,835,905

BELGIUM — 4.8%
KBC Group	42,000	3,221,721
UCB	14,700	2,859,928
		6,081,649
FRANCE — 10.7%
Air Liquide	8,450	1,476,059
Airbus	16,400	2,836,728
Capgemini	14,500	2,634,883
LVMH Moet Hennessy Louis Vuitton	2,800	2,047,929
Thales	14,100	2,282,437
TotalEnergies	41,000	2,375,214
		13,653,250
GERMANY — 10.4%
Infineon Technologies	70,000	2,301,492
Knorr-Bremse	34,200	2,703,150
Merck KGaA	13,800	2,083,141
Puma	37,000	1,161,066
RWE	67,000	2,076,243
SAP	10,700	2,948,639
		13,273,731
HONG KONG — 1.4%
AIA Group	246,600	1,733,634

IRELAND — 3.7%
Bank of Ireland Group	231,000	2,295,254
Kerry Group, Cl A	23,000	2,361,904
		4,657,158
JAPAN — 16.0%
Daifuku Ltd.	106,000	2,175,581
Mitsubishi Estate	180,000	2,615,581
MonotaRO	140,000	2,412,006
NIDEC CORP	115,000	1,986,228
Nintendo	52,000	3,411,444
Sony Group	175,500	3,873,170
Terumo	130,000	2,440,608
Tokyo Electron Ltd.	8,000	1,349,472
		20,264,090
NETHERLANDS — 3.1%
ING Groep	239,000	3,972,386

NORWAY — 1.6%
Equinor ADR	83,000	1,991,170

SINGAPORE — 4.4%
DBS Group Holdings	94,100	3,080,074
Singapore Telecommunications	1,038,000	2,536,212
		5,616,286
SWEDEN — 1.9%
Epiroc, Cl A	124,000	2,362,994

SWITZERLAND — 10.7%
Barry Callebaut	1,550	1,703,875
Julius Baer Group	40,000	2,810,575
Nestle	18,000	1,528,931
Novartis	20,000	2,093,537
Roche Holding	10,400	3,269,468
Temenos	25,000	2,125,919
		13,532,305

THE ADVISORS’ INNER CIRCLE FUND	Cambiar International Equity Fund
January 31, 2025 (Unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing ADR	10,000	$2,093,200

UNITED KINGDOM — 16.8%
Barclays	1,198,000	4,390,650
Bunzl	53,000	2,256,026
CNH Industrial	189,000	2,434,320
Diageo	90,000	2,681,129
Haleon	517,000	2,409,838
Intertek Group	38,000	2,396,598
London Stock Exchange Group	17,100	2,544,607
SSE	109,000	2,195,854
		21,309,022
UNITED STATES — 3.3%
ICON *	12,000	2,388,960
Schlumberger Ltd.	44,000	1,772,320
		4,161,280
TOTAL COMMON STOCK
(Cost $101,742,638)		116,538,060
PREFERRED STOCK — 1.4%

GERMANY — 1.4%
Dr Ing hc F Porsche AG (A)	29,253	1,862,512

TOTAL PREFERRED STOCK
(Cost $2,424,744)		1,862,512
SHORT-TERM INVESTMENT — 3.7%

First American Treasury Obligation Fund 4.754% (B)
(Cost $4,649,898)	4,649,898	4,649,898
TOTAL INVESTMENTS — 96.9%
(Cost $108,817,280)		$123,050,470

Percentages are based on Net Assets of $126,958,265.
*	Non-income producing security.
(A)	There is currently no stated interest rate.
(B)	The rate reported is the 7-day effective yield as of January 31, 2025.

ADR — American Depository Receipt
Cl — Class
Ltd. — Limited

CMB-QH-008-3500